Recently issued accounting standards (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2016
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues	SFr 5,595	SFr 5,636	SFr 5,205	SFr 11,231	SFr 10,739
Total operating expenses	4,470	4,534	4,541	9,004	9,352
Compensation and benefits	2,547	2,538	2,595	5,085	5,300
General and administrative expenses	1,420	1,508	1,527	2,928	3,128
Retained Earnings (Accumulated Deficit)	26,290	25,643		26,290		SFr 24,973
Accumulated Other Comprehensive Income (Loss), Net of Tax	(17,504)	SFr (18,851)		(17,504)		(18,738)
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues						200
Net revenues, change in presentation, gross to net - decrease						(100)
Total operating expenses						200
Total operating expenses, change in presentation, gross to net - decrease						(100)
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets								SFr (45)
Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)								21
Accumulated Other Comprehensive Income (Loss), Net of Tax								(21)
Accounting Standards Update 2016-01 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)									SFr (475)
Accumulated Other Comprehensive Income (Loss), Net of Tax									SFr 475
Accounting Standards Update 2016-18 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets								SFr 0
Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Compensation and benefits						190	SFr 80
General and administrative expenses						(190)	SFr (80)
Bank
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues	5,611		5,218	11,196	10,740
Total operating expenses	4,561		4,607	9,188	9,453
Compensation and benefits	2,353		2,577	4,701	5,288
General and administrative expenses	1,735		SFr 1,619	3,558	SFr 3,292
Retained Earnings (Accumulated Deficit)	9,700			9,700		8,484
Accumulated Other Comprehensive Income (Loss), Net of Tax	SFr (14,949)			SFr (14,949)		SFr (15,932)